Pacific Capital Tax-Free Securities Fund (Prospectus Summary) | Pacific Capital Tax-Free Securities Fund
PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Investment Objective
The Pacific Capital Tax-Free Securities Fund (the "Tax-Free Securities Fund" or the "Fund") seeks high current income that is exempt from federal and Hawaii income tax.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Pacific Capital Tax-Free Securities Fund Class Y
Management Fees		0.20%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.15%
Total Annual Fund Operating Expenses		0.35%
Fee Waiver		(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.15%
[1]	The Asset Management Group of Bank of Hawaii (the "Adviser") has agreed to waive its advisory fee (the "Waiver"). The Waiver will remain in effect until August 31, 2013. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust (the "Trust").

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Pacific Capital Tax-Free Securities Fund Class Y	15	92	176	423

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the fiscal year ended April 30, 2012, the portfolio turnover rate of the Fund was 29.36% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in investment grade municipal obligations - debt securities that pay interest which, in the opinion of counsel to the issuer, is exempt from both federal income tax and the federal alternative minimum tax.  This is a non-fundamental investment policy that may be changed by the Fund upon 60 days'
prior notice to shareholders.  The Fund generally only acquires municipal obligations that are rated "investment grade" at the time of purchase, which means they are rated in one of the top four categories by a nationally recognized statistical rating organization, or unrated obligations that the Adviser determines are of comparable quality.  The Fund normally invests not less than 50% of its net assets in Hawaii municipal obligations - debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax.  However, there may be extended periods of time when the Fund will invest less than 50% of its net assets in Hawaiian municipal obligations due to a lack of supply.  The Fund may also invest in other kinds of debt instruments issued by domestic issuers.

The Fund focuses on maximizing tax exempt income consistent with prudent investment risk.  It varies the average maturity of its investment portfolio from time to time in response to actual and expected interest rate movements as well as other market and economic conditions.  The Fund is non-diversified, which means that the Fund may invest most of its assets in securities issued by or representing a small number of issuers.  No maturity limitations apply to the
Fund's investment portfolio, and the average maturity of its portfolio can vary significantly.  The Adviser monitors the Fund's portfolio performance and reallocates the Fund's assets in response to actual and expected market and economic changes.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below.  These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return.  It is possible to lose money by investing in the Fund, or the Fund could underperform other investments.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as the payment of interest or principal on a debt security).

o Interest Rate Risk: The risk of market losses attributable to changes in interest rates.  With fixed rate securities, a rise in interest rates typically causes a fall in values.  The yield earned by the Fund will vary with changes in interest rates.  The longer the average maturity of the Fund's investment portfolio, the greater the fluctuation in value.

o Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

o Management Risk:  As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds.  The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.
The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

o Municipal Securities Risk:  The amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Adviser than that of an equity fund or taxable bond fund.  The Fund invests significantly in municipal obligations of issuers located in Hawaii.  The values of shares of the Fund therefore will be affected by economic and political developments in Hawaii.

o Non-Diversification Risk:  The Fund is "non-diversified" and, therefore, may invest a greater percentage of its assets in the securities of a single issuer than mutual funds that are classified as "diversified."  A fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.  Some of those issuers also may present substantial credit or other risks.

o Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated.  Depending on market conditions, the new investments may or may not carry the same interest rate.

o Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities.  In addition, a rating may become stale in that it fails to reflect changes to an issuer's financial condition.  Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality.  Rating agencies may fail to make timely credit ratings in response to subsequent events.  In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

o Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

This Fund is intended for investors who seek income that is exempt from federal and Hawaii income tax, a high level of liquidity, and professional portfolio management.  This Fund is not intended for investors who seek high stability of principal, income that is not subject to any federal alternative minimum tax, or significant capital appreciation.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective.
Performance Information
Before the Fund commenced operations, all of the assets of the Tax-Free
Securities Fund, a series of Pacific Capital Funds (the "Predecessor Fund"), were transferred to the Fund in a tax-free reorganization (the
"Reorganization"). The Reorganization occurred on June 28, 2010. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the
Barclays Capital Hawaii Municipal Bond Index.  Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Calendar Year-to-Date Total Return as of June 30, 2012: 2.77% Best Quarter Worst Quarter 4.52% -2.99% Q3 2002 Q4 2010
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns Pacific Capital Tax-Free Securities Fund	Label		1 Year	5 Years	10 Years
Class Y	Class Y Return Before Taxes		8.74%	4.32%	4.45%
Class Y After Taxes on Distributions	Class Y Return After Taxes on Distributions	[1]	8.74%	4.27%	4.35%
Class Y After Taxes on Distributions and Sales	Class Y Return After Taxes on Distributions and Sale of Fund Shares	[1]	7.10%	4.25%	4.37%
Barclays Capital Hawaii Municipal Bond Index	Barclays Capital Hawaii Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	[2]	9.64%	5.45%	5.30%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.
[2]	The Barclays Capital Hawaii Municipal Bond Index is a rules-based, market-value weighted index engineered for the long-term tax-exempt Hawaii bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.